Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	34.00%	34.00%
Tax benefit attributable to security gains (losses)	$ 0	$ 0	$ 0
Valuation allowance	0	$ 0
Liability for uncertain tax positions, current	0
Unrecognized tax benefits	$ 0